UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3583

Fidelity Mt. Vernon Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Growth Company Fund

August 31, 2013

1.805820.109

GCF-QTLY-1013

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.7%
Automobiles - 1.1%
Ford Motor Co.	3,245,000	$ 52,537
General Motors Co. (a)	22,800	777
Honda Motor Co. Ltd.	430,800	15,446
Tesla Motors, Inc. (a)(d)	2,642,000	446,498
		515,258
Diversified Consumer Services - 0.2%
K12, Inc. (a)(d)(e)	2,505,000	90,957
Hotels, Restaurants & Leisure - 3.9%
Arcos Dorados Holdings, Inc. Class A (d)	2,114,900	22,629
Buffalo Wild Wings, Inc. (a)(e)	1,824,900	189,625
Chipotle Mexican Grill, Inc. (a)	457,000	186,534
Chuys Holdings, Inc. (a)(e)	1,591,842	57,227
Dunkin' Brands Group, Inc.	3,103,340	133,723
Home Inns & Hotels Management, Inc. sponsored ADR (a)(d)(e)	2,775,000	93,434
Hyatt Hotels Corp. Class A (a)	1,223,440	53,097
Las Vegas Sands Corp.	975,000	54,941
McDonald's Corp.	3,075,000	290,157
Noodles & Co. (d)	65,921	3,010
Panera Bread Co. Class A (a)	600,000	98,412
Starbucks Corp.	6,028,400	425,123
Starwood Hotels & Resorts Worldwide, Inc.	2,530,000	161,768
Yum! Brands, Inc.	2,010,000	140,740
		1,910,420
Household Durables - 0.4%
Lennar Corp. Class A	1,100,077	34,993
SodaStream International Ltd. (a)(d)(e)	2,071,576	129,453
Tempur Sealy International, Inc. (a)	820,000	31,578
		196,024
Internet & Catalog Retail - 2.5%
Amazon.com, Inc. (a)	2,140,000	601,297
Netflix, Inc. (a)	550,000	156,151
priceline.com, Inc. (a)	347,768	326,391
TripAdvisor, Inc. (a)	1,375,000	101,709
		1,185,548
Media - 1.2%
Comcast Corp. Class A	9,027,500	379,967
Lions Gate Entertainment Corp. (a)(d)	4,079,992	142,841
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc.	50,650	$ 3,066
Twenty-First Century Fox, Inc. Class A	1,910,000	59,840
		585,714
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	1,125,000	59,288
J.C. Penney Co., Inc. (a)	250,000	3,120
Nordstrom, Inc.	800,000	44,584
Target Corp.	1,567,589	99,244
		206,236
Specialty Retail - 3.0%
Abercrombie & Fitch Co. Class A	2,435,000	85,980
AutoNation, Inc. (a)	1,050,000	49,077
Bed Bath & Beyond, Inc. (a)	1,300,000	95,862
Best Buy Co., Inc.	1,890,000	68,040
Cabela's, Inc. Class A (a)	575,000	37,680
CarMax, Inc. (a)	3,565,000	169,551
Five Below, Inc. (a)(d)	2,578,316	94,753
Francescas Holdings Corp. (a)(d)(e)	2,378,379	57,367
Home Depot, Inc.	5,470,000	407,460
L Brands, Inc.	1,410,000	80,878
Lumber Liquidators Holdings, Inc. (a)(e)	2,735,167	271,930
Tiffany & Co., Inc.	225,000	17,350
Urban Outfitters, Inc. (a)	885,000	37,108
		1,473,036
Textiles, Apparel & Luxury Goods - 4.0%
C. Wonder LLC (g)(h)	619,048	19,500
Fifth & Pacific Companies, Inc. (a)	2,815,000	67,110
Fossil Group, Inc. (a)	2,758,744	320,401
lululemon athletica, Inc. (a)(d)(e)	12,117,100	858,375
Michael Kors Holdings Ltd. (a)	2,077,493	153,921
NIKE, Inc. Class B	3,988,000	250,526
Prada SpA	10,459,300	103,049
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	385,779	11,855
Tory Burch LLC (g)(h)	324,840	17,505
Under Armour, Inc. Class A (sub. vtg.) (a)	1,010,000	73,366
VF Corp.	320,000	59,907
		1,935,515
TOTAL CONSUMER DISCRETIONARY		8,098,708
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 11.6%
Beverages - 2.4%
Beam, Inc.	1,270,000	$ 79,566
Dr. Pepper Snapple Group, Inc.	655,000	29,318
Monster Beverage Corp. (a)	3,874,406	222,352
PepsiCo, Inc.	3,131,640	249,686
SABMiller PLC	1,456,339	69,377
The Coca-Cola Co.	13,535,000	516,766
		1,167,065
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	1,795,800	200,896
CVS Caremark Corp.	1,710,000	99,266
Drogasil SA	3,281,873	23,218
Fresh Market, Inc. (a)	423,468	20,669
Sprouts Farmers Market LLC	667,300	24,663
Wal-Mart Stores, Inc.	3,734,114	272,516
Walgreen Co.	1,945,000	93,496
Whole Foods Market, Inc.	2,030,000	107,083
		841,807
Food Products - 3.5%
Archer Daniels Midland Co.	6,040,000	212,668
Bunge Ltd.	4,665,000	353,514
Campbell Soup Co.	365,000	15,761
General Mills, Inc.	1,115,600	55,021
Green Mountain Coffee Roasters, Inc. (a)(d)	7,288,249	629,049
Kellogg Co.	965,000	58,585
Kraft Foods Group, Inc.	195,000	10,095
Mead Johnson Nutrition Co. Class A	2,496,800	187,335
Mondelez International, Inc.	585,000	17,942
The Hershey Co.	815,000	74,939
Tyson Foods, Inc. Class A	2,090,000	60,506
Want Want China Holdings Ltd.	28,000,000	41,525
		1,716,940
Household Products - 0.8%
Church & Dwight Co., Inc.	685,000	40,655
Colgate-Palmolive Co.	2,460,000	142,114
Kimberly-Clark Corp.	670,000	62,632
Procter & Gamble Co.	1,794,483	139,772
		385,173
Personal Products - 1.3%
Avon Products, Inc.	23,615	467
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - continued
Herbalife Ltd. (d)(e)	9,525,210	$ 581,133
Nu Skin Enterprises, Inc. Class A	530,000	44,366
		625,966
Tobacco - 1.9%
Altria Group, Inc.	6,640,380	224,976
Japan Tobacco, Inc.	911,800	30,796
Lorillard, Inc.	2,655,000	112,307
Philip Morris International, Inc.	6,595,380	550,319
		918,398
TOTAL CONSUMER STAPLES		5,655,349
ENERGY - 5.1%
Energy Equipment & Services - 1.2%
Carbo Ceramics, Inc. (d)	175,000	14,278
FMC Technologies, Inc. (a)	1,850,000	99,216
Halliburton Co.	3,035,000	145,680
Schlumberger Ltd.	3,954,600	320,085
		579,259
Oil, Gas & Consumable Fuels - 3.9%
Anadarko Petroleum Corp.	2,292,594	209,589
Cabot Oil & Gas Corp.	1,760,000	68,869
Chesapeake Energy Corp. (d)	3,000,000	77,430
Cobalt International Energy, Inc. (a)	895,000	21,838
Concho Resources, Inc. (a)	1,885,000	181,921
Continental Resources, Inc. (a)(d)	2,650,000	244,489
Devon Energy Corp.	880,000	50,239
EOG Resources, Inc.	1,070,000	168,044
Hess Corp.	525,000	39,296
Kosmos Energy Ltd. (a)	2,290,000	23,289
Noble Energy, Inc.	1,458,111	89,572
Occidental Petroleum Corp.	1,310,000	115,555
PDC Energy, Inc. (a)	1,525,000	87,505
Peabody Energy Corp.	1,470,000	25,284
Pioneer Natural Resources Co.	2,095,000	366,562
Range Resources Corp.	583,689	43,765
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp.	1,490,000	$ 52,940
Whiting Petroleum Corp. (a)	660,000	33,310
		1,899,497
TOTAL ENERGY		2,478,756
FINANCIALS - 3.6%
Capital Markets - 0.9%
BlackRock, Inc. Class A	591,000	153,849
Charles Schwab Corp.	5,404,975	112,856
Franklin Resources, Inc.	135,000	6,232
ICG Group, Inc. (a)(e)	3,775,000	47,263
Morgan Stanley	1,950,000	50,232
T. Rowe Price Group, Inc.	915,000	64,178
		434,610
Commercial Banks - 0.6%
HDFC Bank Ltd. sponsored ADR	2,770,000	80,275
PrivateBancorp, Inc. (e)	4,694,126	102,426
Signature Bank (a)	606,885	53,236
Wells Fargo & Co.	1,552,300	63,768
		299,705
Consumer Finance - 1.2%
American Express Co.	1,832,548	131,779
Discover Financial Services	9,275,444	438,265
		570,044
Diversified Financial Services - 0.8%
Bank of America Corp.	5,850,000	82,602
BM&F Bovespa SA	16,519,597	80,938
Citigroup, Inc.	2,247,380	108,616
JPMorgan Chase & Co.	2,310,000	116,724
		388,880
Real Estate Investment Trusts - 0.0%
American Tower Corp.	205,000	14,245
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)(d)	3,030,135	58,512
TOTAL FINANCIALS		1,765,996
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 19.6%
Biotechnology - 13.6%
ACADIA Pharmaceuticals, Inc. (a)(d)	5,495,412	$ 109,688
Aegerion Pharmaceuticals, Inc. (a)	205,891	17,847
Agios Pharmaceuticals, Inc.	526,135	12,406
Agios Pharmaceuticals, Inc.	740,603	15,717
Alexion Pharmaceuticals, Inc. (a)	5,514,060	594,195
Alkermes PLC (a)(e)	13,569,139	430,820
Alnylam Pharmaceuticals, Inc. (a)(e)	4,807,850	249,047
Amgen, Inc.	3,823,300	416,510
Array BioPharma, Inc. (a)	3,648,770	20,470
Biogen Idec, Inc. (a)	1,839,000	391,744
Bluebird Bio, Inc.	380,580	9,476
Bluebird Bio, Inc.	514,996	11,541
Celgene Corp. (a)	1,421,744	199,016
Cepheid, Inc. (a)	3,045,155	108,956
Chimerix, Inc. (e)	1,835,100	28,921
Clovis Oncology, Inc. (a)(e)	2,586,300	166,816
Exelixis, Inc. (a)(d)(e)	17,879,424	89,576
Gilead Sciences, Inc. (a)	11,810,000	711,789
Halozyme Therapeutics, Inc. (a)(d)	1,890,000	15,706
ImmunoGen, Inc. (a)(d)(e)	8,394,020	134,304
Immunomedics, Inc. (a)(d)(e)	7,526,150	44,781
Infinity Pharmaceuticals, Inc. (a)	1,122,000	20,768
InterMune, Inc. (a)	718,117	10,262
Intrexon Corp.	1,519,875	33,027
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	5,851,979	68,176
Isis Pharmaceuticals, Inc. (a)(d)(e)	11,169,520	288,509
Lexicon Pharmaceuticals, Inc. (a)(e)	51,300,254	127,738
Merrimack Pharmaceuticals, Inc. (a)(d)(e)	8,154,437	27,562
Metabolix, Inc. (a)(d)(e)	2,565,799	3,464
Momenta Pharmaceuticals, Inc. (a)	1,655,000	23,319
NPS Pharmaceuticals, Inc. (a)(e)	10,033,340	251,837
Prothena Corp. PLC (a)(e)	1,767,917	35,429
Regeneron Pharmaceuticals, Inc. (a)(e)	4,930,223	1,194,642
Regulus Therapeutics, Inc. (e)	4,019,581	37,985
Rigel Pharmaceuticals, Inc. (a)(e)	8,757,895	27,587
Seattle Genetics, Inc. (a)(d)(e)	11,909,340	504,956
Synageva BioPharma Corp. (a)	475,000	22,282
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Transition Therapeutics, Inc. (a)(e)	2,352,446	$ 10,092
Vertex Pharmaceuticals, Inc. (a)	1,654,767	124,356
		6,591,317
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories	1,086,500	36,213
Align Technology, Inc. (a)	940,000	40,937
Baxter International, Inc.	1,870,000	130,077
DexCom, Inc. (a)	380,000	10,279
Genmark Diagnostics, Inc. (a)(e)	2,021,300	23,245
Insulet Corp. (a)(e)	4,239,300	141,338
St. Jude Medical, Inc.	834,200	42,052
		424,141
Health Care Providers & Services - 0.9%
Apollo Hospitals Enterprise Ltd.	720,000	9,474
Catamaran Corp. (a)	2,132,328	116,769
Express Scripts Holding Co. (a)	946,303	60,450
Intra-Cellular Therapies, Inc.	999,460	6,347
Intra-Cellular Therapies, Inc. (h)	100	1
McKesson Corp.	1,480,000	179,687
UnitedHealth Group, Inc.	1,246,400	89,417
		462,145
Health Care Technology - 0.5%
athenahealth, Inc. (a)(d)	1,270,000	133,972
Cerner Corp. (a)	2,580,000	118,835
		252,807
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)	765,000	59,548
Pharmaceuticals - 3.6%
AbbVie, Inc.	1,861,500	79,319
Actavis, Inc. (a)	590,000	79,756
Allergan, Inc.	2,240,000	197,971
Auxilium Pharmaceuticals, Inc. (a)	895,000	15,618
Bristol-Myers Squibb Co.	4,563,700	190,261
Concert Pharmaceuticals, Inc. (a)(h)	186,198	151
Endocyte, Inc. (a)(e)	2,801,041	40,223
Hospira, Inc. (a)	4,130,000	161,194
Jazz Pharmaceuticals PLC (a)	705,000	61,821
Johnson & Johnson	83,300	7,198
Mylan, Inc. (a)	1,320,000	46,649
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Questcor Pharmaceuticals, Inc. (d)(e)	3,857,600	$ 257,225
Teva Pharmaceutical Industries Ltd. sponsored ADR	705,000	26,945
Valeant Pharmaceuticals International, Inc. (Canada) (a)	5,882,261	578,565
		1,742,896
TOTAL HEALTH CARE		9,532,854
INDUSTRIALS - 7.3%
Aerospace & Defense - 2.0%
Honeywell International, Inc.	3,345,000	266,162
Lockheed Martin Corp.	1,015,100	124,269
The Boeing Co.	1,494,800	155,340
United Technologies Corp.	4,330,000	433,433
		979,204
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	2,224,000	190,330
Airlines - 1.3%
Delta Air Lines, Inc.	4,285,000	84,543
JetBlue Airways Corp. (a)(d)(e)	15,034,923	92,465
Ryanair Holdings PLC sponsored ADR	940,000	44,612
Southwest Airlines Co.	9,283,515	118,922
Spirit Airlines, Inc. (a)	1,871,400	58,332
United Continental Holdings, Inc. (a)	8,035,000	228,676
		627,550
Construction & Engineering - 0.1%
Fluor Corp.	140,000	8,880
KBR, Inc.	1,620,000	48,373
		57,253
Electrical Equipment - 0.6%
Eaton Corp. PLC	1,065,000	67,436
Emerson Electric Co.	2,065,000	124,664
Rockwell Automation, Inc.	1,160,000	112,787
		304,887
Industrial Conglomerates - 0.9%
3M Co.	2,115,000	240,222
Danaher Corp.	2,815,000	184,439
		424,661
Machinery - 0.6%
Caterpillar, Inc.	700,000	57,778
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Cummins, Inc.	900,000	$ 110,880
Deere & Co.	815,000	68,167
Illinois Tool Works, Inc.	665,000	47,528
Rexnord Corp. (a)	62,500	1,199
		285,552
Road & Rail - 1.4%
CSX Corp.	2,355,000	57,957
Hertz Global Holdings, Inc. (a)	2,385,000	57,312
Kansas City Southern	230,000	24,247
Union Pacific Corp.	3,475,000	533,552
		673,068
TOTAL INDUSTRIALS		3,542,505
INFORMATION TECHNOLOGY - 33.2%
Communications Equipment - 1.9%
Cisco Systems, Inc.	640,000	14,918
F5 Networks, Inc. (a)	30,000	2,501
Infinera Corp. (a)(d)(e)	11,588,028	107,421
Juniper Networks, Inc. (a)	460,000	8,694
Palo Alto Networks, Inc. (a)	45,800	2,199
QUALCOMM, Inc.	9,293,400	615,967
Riverbed Technology, Inc. (a)	626,890	9,679
ViaSat, Inc. (a)(e)	2,357,029	150,213
		911,592
Computers & Peripherals - 5.0%
3D Systems Corp. (a)(d)	1,117,500	57,440
Apple, Inc.	4,220,959	2,055,808
Fusion-io, Inc. (a)(d)(e)	9,041,557	96,654
NetApp, Inc.	534,686	22,211
SanDisk Corp.	2,265,000	124,983
Silicon Graphics International Corp. (a)(d)	1,132,775	16,697
Stratasys Ltd. (a)	660,000	70,798
		2,444,591
Electronic Equipment & Components - 0.1%
Corning, Inc.	1,103,000	15,486
Trimble Navigation Ltd. (a)	1,435,000	36,234
Universal Display Corp. (a)	5,914	205
		51,925
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 7.7%
Akamai Technologies, Inc. (a)	1,685,000	$ 77,476
Baidu.com, Inc. sponsored ADR (a)	450,000	60,989
Demandware, Inc. (a)	1,447,773	60,922
Dropbox, Inc. (a)(h)	1,105,082	11,051
eBay, Inc. (a)	3,767,200	188,322
Facebook, Inc. Class A (a)	18,146,814	749,100
Google, Inc. Class A (a)	2,320,448	1,965,187
LinkedIn Corp. (a)	1,331,000	319,493
Mail.Ru Group Ltd. GDR (f)	122,600	4,003
Marketo, Inc.	67,400	2,364
MercadoLibre, Inc. (d)	350,000	41,542
Pandora Media, Inc. (a)(d)	1,679,469	30,936
Rackspace Hosting, Inc. (a)	3,300,000	147,906
SINA Corp. (a)	310,000	24,000
Yandex NV (a)	895,000	28,640
Youku Tudou, Inc. ADR (a)(d)	1,670,000	38,727
		3,750,658
IT Services - 3.2%
Cognizant Technology Solutions Corp. Class A (a)	984,716	72,180
IBM Corp.	2,909,800	530,369
MasterCard, Inc. Class A	682,000	413,347
Teradata Corp. (a)	465,000	27,230
Visa, Inc. Class A	2,934,100	511,766
		1,554,892
Semiconductors & Semiconductor Equipment - 5.5%
Altera Corp.	1,690,000	59,437
Applied Micro Circuits Corp. (a)(e)	7,310,516	78,661
ARM Holdings PLC sponsored ADR	100,000	4,053
ASML Holding NV	880,793	76,682
Broadcom Corp. Class A	2,840,000	71,738
Cavium, Inc. (a)	714,117	27,115
Cree, Inc. (a)(e)	9,440,294	523,842
Cypress Semiconductor Corp. (d)(e)	12,368,240	140,008
Intel Corp.	610,000	13,408
KLA-Tencor Corp.	510,000	28,127
Marvell Technology Group Ltd.	1,918,310	23,231
MaxLinear, Inc. Class A (a)	2,354,608	19,826
Mellanox Technologies Ltd. (a)(d)(e)	3,381,289	133,290
NVIDIA Corp. (e)	57,350,384	845,918
Rambus, Inc. (a)(e)	11,457,400	93,492
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Samsung Electronics Co. Ltd.	50,000	$ 61,621
Silicon Laboratories, Inc. (a)(e)	4,425,680	171,230
Skyworks Solutions, Inc. (a)	1,625,000	41,210
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,745,000	45,457
Texas Instruments, Inc.	4,261,000	162,770
Xilinx, Inc.	575,000	24,967
		2,646,083
Software - 9.8%
Activision Blizzard, Inc.	6,924,776	113,012
Adobe Systems, Inc. (a)	3,103,236	141,973
Citrix Systems, Inc. (a)	579,677	41,024
Electronic Arts, Inc. (a)	1,565,552	41,706
FleetMatics Group PLC	718,700	35,540
Guidewire Software, Inc. (a)	1,525,000	70,089
Intuit, Inc.	685,000	43,518
Microsoft Corp.	11,885,000	396,959
Nuance Communications, Inc. (a)	755,000	14,413
Oracle Corp.	7,015,000	223,498
QLIK Technologies, Inc. (a)(e)	5,267,742	172,729
Red Hat, Inc. (a)(e)	13,218,586	667,803
salesforce.com, Inc. (a)(e)	41,186,812	2,023,508
ServiceNow, Inc. (a)	5,720,700	268,186
SolarWinds, Inc. (a)	3,690,000	134,501
Solera Holdings, Inc.	21,163	1,092
Splunk, Inc. (a)	3,981,300	219,808
Tableau Software, Inc.	86,400	6,248
TiVo, Inc. (a)(e)	7,274,576	84,894
VMware, Inc. Class A (a)	217,533	18,305
Workday, Inc. Class A	826,700	59,961
		4,778,767
TOTAL INFORMATION TECHNOLOGY		16,138,508
MATERIALS - 1.9%
Chemicals - 1.7%
CF Industries Holdings, Inc.	36,785	7,002
E.I. du Pont de Nemours & Co.	1,515,000	85,779
Eastman Chemical Co.	825,000	62,700
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Monsanto Co.	6,464,978	$ 632,857
The Dow Chemical Co.	1,170,000	43,758
		832,096
Metals & Mining - 0.2%
Fortescue Metals Group Ltd. (d)	13,372,802	51,538
Mongolian Mining Corp. (a)	25,358,000	5,232
Nucor Corp.	200,000	9,098
		65,868
TOTAL MATERIALS		897,964
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	3,992,900	189,184
Wireless Telecommunication Services - 0.0%
Sprint Corp. (a)	2,642,829	17,733
TOTAL TELECOMMUNICATION SERVICES		206,917
TOTAL COMMON STOCKS (Cost $27,635,236)		48,317,557
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Roku, Inc. 8.00% (h)	17,901,305	16,212
Leisure Equipment & Products - 0.0%
NJOY, Inc. Series C (h)	1,506,412	12,176
TOTAL CONSUMER DISCRETIONARY		28,388
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Ariosa Diagnostics (a)(h)	844,470	5,101
Ariosa Diagnostics Series B (a)(h)	53,177	321
Intarcia Therapeutics, Inc. (h)	1,051,411	14,331
		19,753
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
HEALTH CARE - continued
Health Care Technology - 0.0%
Castlight Health, Inc. Series D (a)(h)	2,070,648	$ 16,482
Pharmaceuticals - 0.1%
aTyr Pharma, Inc. 8.00% (h)	7,513,149	19,001
Concert Pharmaceuticals, Inc. Series C, 6.00% (a)(h)	4,000,000	7,160
		26,161
TOTAL HEALTH CARE		62,396
INFORMATION TECHNOLOGY - 0.1%
Computers & Peripherals - 0.0%
Pure Storage, Inc. Series E (a)(h)	502,095	6,961
Software - 0.1%
Apptio, Inc. Series E, 8.00% (a)(h)	881,266	20,000
TOTAL INFORMATION TECHNOLOGY		26,961
TOTAL CONVERTIBLE PREFERRED STOCKS		117,745
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen AG	70,000	15,922
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Equilibrate Asia Therapeutics Series D (h)	7,960,663	130
Equilibrate Worldwide Therapeutics Series D (h)	7,960,663	320
Neuropathic Worldwide Therapeutics Series D (h)	7,960,663	60
Oculus Worldwide Therapeutics Series D (h)	7,960,663	100
Orchestrate U.S. Therapeutics, Inc. Series D (h)	7,960,663	140
Orchestrate Worldwide Therapeutics Series D (h)	7,960,663	250
		1,000
TOTAL NONCONVERTIBLE PREFERRED STOCKS		16,922
TOTAL PREFERRED STOCKS (Cost $128,996)		134,667
Nonconvertible Bonds - 0.0%
	Principal Amount (000s)	Value (000s)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Fate Therapeutics, Inc. 2% 12/31/49 (h)	$ 10,000	$ 9,000
TOTAL NONCONVERTIBLE BONDS (Cost $10,000)		9,000
Money Market Funds - 2.6%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	74,163,110	74,163
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	1,169,647,460	1,169,647
TOTAL MONEY MARKET FUNDS (Cost $1,243,810)		1,243,810
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $29,018,042)		49,705,034
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(1,113,216)
NET ASSETS - 100%		$ 48,591,818
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,003,000 or 0.0% of net assets.

(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $175,953,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Apptio, Inc. Series E, 8.00%	5/3/13	$ 20,000
Ariosa Diagnostics	11/30/11 - 3/1/13	$ 5,101
Ariosa Diagnostics Series B	3/1/13	$ 321
aTyr Pharma, Inc. 8.00%	4/8/13	$ 19,001
C. Wonder LLC	12/27/12 - 6/25/13	$ 19,500
Castlight Health, Inc. Series D	4/25/12	$ 12,500
Concert Pharmaceuticals, Inc.	2/9/09	$ 151
Concert Pharmaceuticals, Inc. Series C, 6.00%	4/25/08	$ 10,000
Dropbox, Inc.	5/2/12	$ 10,000
Equilibrate Asia Therapeutics Series D	5/17/13	$ 130
Equilibrate Worldwide Therapeutics Series D	5/17/13	$ 320
Fate Therapeutics, Inc. 2% 12/31/49	8/8/13	$ 10,000
Security	Acquisition Date	Acquisition Cost (000s)
Intarcia Therapeutics, Inc.	11/14/12	$ 14,331
Intra-Cellular Therapies, Inc.	8/29/13	$ 1
Neuropathic Worldwide Therapeutics Series D	5/17/13	$ 60
NJOY, Inc. Series C	6/7/13	$ 12,176
Oculus Worldwide Therapeutics Series D	5/17/13	$ 100
Orchestrate U.S. Therapeutics, Inc. Series D	5/17/13	$ 140
Orchestrate Worldwide Therapeutics Series D	5/17/13	$ 250
Pure Storage, Inc. Series E	8/22/13	$ 6,961
Roku, Inc. 8.00%	5/7/13 - 5/28/13	$ 16,212
Tory Burch LLC	12/31/12	$ 17,505
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 46
Fidelity Securities Lending Cash Central Fund	13,425
Total	$ 13,471
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Alkermes PLC	$ 253,053	$ 12,871	$ -	$ -	$ 430,820
Alnylam Pharmaceuticals, Inc.	66,565	26,065	-	-	249,047
Applied Micro Circuits Corp.	42,462	11,411	-	-	78,661
Buffalo Wild Wings, Inc.	52,150	101,922	-	-	189,625
Cepheid, Inc.	159,589	-	65,573	-	-
Chimerix, Inc.	-	32,511	-	-	28,921
Chuys Holdings, Inc.	35,427	2,195	-	-	57,227
Clovis Oncology, Inc.	33,113	26,267	7,286	-	166,816
Cree, Inc.	367,213	-	110,981	-	523,842
Cypress Semiconductor Corp.	158,271	-	37,857	-	140,008
Elan Corp. PLC sponsored ADR	376,187	-	553,287	-	-
Endocyte, Inc.	4,788	33,871	-	-	40,223
Exelixis, Inc.	84,573	2,708	-	-	89,576
Fossil, Inc.	497,354	-	246,779	-	-
Francescas Holdings Corp.	96,789	5,837	40,712	-	57,367
Fresh Market, Inc.	126,904	-	83,062	-	-
Fusion-io, Inc.	215,384	10,669	10,237	-	96,654
Genmark Diagnostics, Inc.	12,543	7,441	-	-	23,245
Green Mountain Coffee Roasters, Inc.	246,512	64,985	68,828	-	-
Herbalife Ltd.	496,486	11,653	61,573	8,931	581,133
Home Inns & Hotels Management, Inc. sponsored ADR	74,592	-	-	-	93,434
ICG Group, Inc.	42,091	-	-	-	47,263
ImmunoGen, Inc.	105,959	618	-	-	134,304
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Immunomedics, Inc.	$ 24,008	$ -	$ -	$ -	$ 44,781
Infinera Corp.	62,562	3,404	-	-	107,421
Insulet Corp.	84,648	7,945	-	-	141,338
Ironwood Pharmaceuticals, Inc. Class A	40,338	29,443	-	-	-
Isis Pharmaceuticals, Inc.	92,150	21,920	-	-	288,509
JetBlue Airways Corp.	94,756	-	21,352	-	92,465
K12, Inc.	34,833	15,781	-	-	90,957
Lexicon Pharmaceuticals, Inc.	87,605	776	-	-	127,738
lululemon athletica, Inc.	869,765	-	-	-	858,375
Lumber Liquidators Holdings, Inc.	146,824	-	-	-	271,930
MAP Pharmaceuticals, Inc.	55,893	158	87,912	-	-
MaxLinear, Inc. Class A	12,644	-	-	-	-
Mellanox Technologies Ltd.	308,376	-	35,007	-	133,290
Merrimack Pharmaceuticals, Inc.	41,906	13,214	-	-	27,562
Metabolix, Inc.	2,899	-	-	-	3,464
NPS Pharmaceuticals, Inc.	78,422	26,621	-	-	251,837
NVIDIA Corp.	577,201	135,474	14,480	12,335	845,918
PrivateBancorp, Inc.	71,583	6,111	-	135	102,426
Prothena Corp. PLC	-	6,824	-	-	35,429
QLIK Technologies, Inc.	158,561	-	74,087	-	172,729
Questcor Pharmaceuticals, Inc.	70,651	53,716	-	2,167	257,225
Rambus, Inc.	56,027	-	-	-	93,492
Red Hat, Inc.	751,798	12,833	109,730	-	667,803
Regeneron Pharmaceuticals, Inc.	1,433,871	-	709,733	-	1,194,642
Regulus Therapeutics, Inc.	-	34,159	-	-	37,985
Rigel Pharmaceuticals, Inc.	61,337	9,568	-	-	27,587
salesforce.com, Inc.	1,671,883	25,201	76,828	-	2,023,508
Seattle Genetics, Inc.	299,180	2,399	-	-	504,956
Silicon Graphics International Corp.	26,926	1,059	33,230	-	-
Silicon Laboratories, Inc.	192,400	-	6,922	-	171,230
SodaStream International Ltd.	79,374	5,581	-	-	129,453
TiVo, Inc.	94,473	-	8,857	-	84,894
Transition Therapeutics, Inc.	5,738	89	-	-	10,092
Universal Display Corp.	85,870	-	106,524	-	-
ViaSat, Inc.	-	118,212	-	-	150,213
Volterra Semiconductor Corp.	22,684	-	21,249	-	-
Total	$ 11,245,191	$ 881,512	$ 2,592,086	$ 23,568	$ 11,977,415
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,143,018	$ 8,062,179	$ 15,446	$ 65,393
Consumer Staples	5,655,349	5,624,553	30,796	-
Energy	2,478,756	2,478,756	-	-
Financials	1,765,996	1,765,996	-	-
Health Care	9,596,250	9,499,097	33,606	63,547
Industrials	3,542,505	3,542,505	-	-
Information Technology	16,165,469	16,127,457	-	38,012
Materials	897,964	897,964	-	-
Telecommunication Services	206,917	206,917	-	-
Corporate Bonds	9,000	-	-	9,000
Money Market Funds	1,243,810	1,243,810	-	-
Total Investments in Securities:	$ 49,705,034	$ 49,449,234	$ 79,848	$ 175,952
Income Tax Information

At August 31, 2013, the cost of investment securities for income tax purposes was $29,053,960,000. Net unrealized appreciation aggregated $20,651,074,000, of which $21,833,750,000 related to appreciated investment securities and $1,182,676,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Millennium Fund®

August 31, 2013

1.805750.109

NMF-QTLY-1013

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.6%
Auto Components - 0.7%
Johnson Controls, Inc.	251,000	$ 10,173
Tenneco, Inc. (a)	150,000	6,920
		17,093
Automobiles - 1.9%
Tesla Motors, Inc. (a)(d)	284,200	48,030
Distributors - 0.4%
Pool Corp.	172,300	8,975
Diversified Consumer Services - 0.4%
H&R Block, Inc.	325,000	9,071
Hotels, Restaurants & Leisure - 2.4%
Arcos Dorados Holdings, Inc. Class A (d)	648,700	6,941
Domino's Pizza, Inc.	100,000	6,144
Jubilant Foodworks Ltd. (a)	319,594	4,890
Starbucks Corp.	223,700	15,775
Yum! Brands, Inc.	360,800	25,263
		59,013
Household Durables - 0.3%
D.R. Horton, Inc.	224,300	4,004
Toll Brothers, Inc. (a)	140,800	4,310
		8,314
Internet & Catalog Retail - 0.5%
Liberty Media Corp. Interactive Series A (a)	250,000	5,645
Rakuten, Inc.	477,800	5,854
		11,499
Leisure Equipment & Products - 0.5%
New Academy Holding Co. LLC unit (a)(f)(g)	66,000	11,402
Media - 3.0%
Comcast Corp. Class A	734,900	30,932
Legend Pictures LLC (f)(g)	1,010	1,821
The Walt Disney Co.	481,200	29,271
Viacom, Inc. Class B (non-vtg.)	153,500	12,212
		74,236
Specialty Retail - 1.2%
Cabela's, Inc. Class A (a)	254,300	16,664
PT ACE Hardware Indonesia Tbk	65,168,000	4,237
Sally Beauty Holdings, Inc. (a)	346,400	9,051
		29,952
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 1.3%
Brunello Cucinelli SpA	622,300	$ 18,423
Hanesbrands, Inc.	218,300	12,984
		31,407
TOTAL CONSUMER DISCRETIONARY		308,992
CONSUMER STAPLES - 5.6%
Beverages - 0.8%
Beam, Inc.	129,700	8,126
Constellation Brands, Inc. Class A (sub. vtg.) (a)	213,200	11,566
		19,692
Food & Staples Retailing - 2.8%
CVS Caremark Corp.	403,300	23,412
Kroger Co.	250,100	9,154
Masan Consumer Corp. unit (f)(g)	125,000	11,250
Walgreen Co.	293,100	14,089
Whole Foods Market, Inc.	203,200	10,719
		68,624
Food Products - 0.9%
Amira Nature Foods Ltd.	691,800	6,544
Associated British Foods PLC	200,000	5,718
The Hershey Co.	106,800	9,820
		22,082
Household Products - 0.2%
LG Household & Health Care Ltd.	8,117	3,590
Personal Products - 0.4%
Prestige Brands Holdings, Inc. (a)	300,000	9,741
Tobacco - 0.5%
Japan Tobacco, Inc.	385,700	13,027
TOTAL CONSUMER STAPLES		136,756
ENERGY - 6.0%
Energy Equipment & Services - 2.2%
Diamond Offshore Drilling, Inc. (d)	141,500	9,060
Helmerich & Payne, Inc.	158,300	9,979
Schlumberger Ltd.	429,800	34,788
		53,827
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 3.8%
Anadarko Petroleum Corp.	185,800	$ 16,986
Cabot Oil & Gas Corp.	496,200	19,416
Concho Resources, Inc. (a)	81,100	7,827
EOG Resources, Inc.	109,200	17,150
EQT Corp.	131,600	11,281
EV Energy Partners LP	144,600	5,276
Noble Energy, Inc.	109,600	6,733
Southwestern Energy Co. (a)	212,800	8,129
		92,798
TOTAL ENERGY		146,625
FINANCIALS - 21.1%
Capital Markets - 1.2%
Apollo Investment Corp.	912,506	7,200
Artisan Partners Asset Management, Inc.	137,180	6,583
Charles Schwab Corp.	376,900	7,870
KKR & Co. LP	402,800	7,698
		29,351
Commercial Banks - 3.8%
First Republic Bank	348,600	15,436
FirstMerit Corp.	349,400	7,393
Webster Financial Corp.	266,400	7,049
Wells Fargo & Co.	1,561,500	64,142
		94,020
Consumer Finance - 1.0%
American Express Co.	328,800	23,644
Diversified Financial Services - 5.1%
Bank of America Corp.	2,153,300	30,405
Citigroup, Inc.	775,000	37,456
JPMorgan Chase & Co.	823,700	41,622
KKR Financial Holdings LLC	1,450,400	14,751
		124,234
Insurance - 6.6%
AIA Group Ltd.	3,131,000	13,748
American International Group, Inc.	1,242,800	57,740
Arch Capital Group Ltd. (a)	248,700	13,258
Assured Guaranty Ltd.	795,100	15,815
Direct Line Insurance Group PLC	2,100,600	7,057
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Fairfax Financial Holdings Ltd. (sub. vtg.)	17,000	$ 6,985
Fidelity National Financial, Inc. Class A	315,000	7,469
MetLife, Inc.	575,400	26,578
The Chubb Corp.	167,400	13,923
		162,573
Real Estate Investment Trusts - 0.9%
Aviv REIT, Inc.	200,000	4,544
MFA Financial, Inc.	606,700	4,368
Public Storage	50,000	7,634
Two Harbors Investment Corp.	522,800	4,972
		21,518
Real Estate Management & Development - 0.5%
Realogy Holdings Corp.	295,700	12,517
Thrifts & Mortgage Finance - 2.0%
MGIC Investment Corp. (a)	1,967,300	14,204
Ocwen Financial Corp. (a)	146,000	7,364
Radian Group, Inc. (d)	2,028,423	27,485
		49,053
TOTAL FINANCIALS		516,910
HEALTH CARE - 13.9%
Biotechnology - 3.7%
Amgen, Inc.	254,380	27,712
ARIAD Pharmaceuticals, Inc. (a)	249,600	4,643
BioMarin Pharmaceutical, Inc. (a)	207,200	13,565
Dynavax Technologies Corp. (a)(d)	1,723,742	2,189
Infinity Pharmaceuticals, Inc. (a)	241,800	4,476
Merrimack Pharmaceuticals, Inc. (a)(d)	450,782	1,524
Neurocrine Biosciences, Inc. (a)	695,370	10,132
Novavax, Inc. (a)	1,858,100	5,853
Synageva BioPharma Corp. (a)	178,300	8,364
Theravance, Inc. (a)	342,500	12,279
		90,737
Health Care Equipment & Supplies - 2.1%
Align Technology, Inc. (a)	505,900	22,032
Covidien PLC	173,400	10,300
HeartWare International, Inc. (a)	239,150	18,797
		51,129
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 2.8%
Amplifon SpA	650,550	$ 3,439
Brookdale Senior Living, Inc. (a)	1,047,800	26,216
Capital Senior Living Corp. (a)	583,800	12,155
Corvel Corp. (a)	200,000	6,588
Emeritus Corp. (a)	200,915	4,382
Henry Schein, Inc. (a)	109,500	11,065
Qualicorp SA (a)	511,000	3,994
		67,839
Health Care Technology - 0.3%
HealthStream, Inc. (a)	200,000	6,630
Life Sciences Tools & Services - 1.4%
Eurofins Scientific SA	84,000	19,462
Illumina, Inc. (a)(d)	202,300	15,747
		35,209
Pharmaceuticals - 3.6%
Actavis, Inc. (a)	76,500	10,341
Eli Lilly & Co.	424,700	21,830
Endo Health Solutions, Inc. (a)	200,000	8,218
Impax Laboratories, Inc. (a)	237,800	4,846
Merck & Co., Inc.	654,200	30,937
Optimer Pharmaceuticals, Inc. (a)	437,900	5,478
ViroPharma, Inc. (a)	253,600	7,646
		89,296
TOTAL HEALTH CARE		340,840
INDUSTRIALS - 12.4%
Aerospace & Defense - 2.7%
Esterline Technologies Corp. (a)	100,000	7,629
KEYW Holding Corp. (a)(d)	1,477,438	17,050
Precision Castparts Corp.	53,300	11,259
Teledyne Technologies, Inc. (a)	77,700	5,996
Textron, Inc.	373,800	10,070
TransDigm Group, Inc.	104,800	14,358
		66,362
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	112,200	6,381
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - continued
Hub Group, Inc. Class A (a)	175,716	$ 6,528
United Parcel Service, Inc. Class B	212,100	18,152
		31,061
Building Products - 0.2%
Universal Forest Products, Inc.	133,500	4,998
Commercial Services & Supplies - 1.1%
Clean Harbors, Inc. (a)	164,400	9,343
Interface, Inc.	874,900	15,451
US Ecology, Inc.	86,421	2,428
		27,222
Construction & Engineering - 0.6%
Jacobs Engineering Group, Inc. (a)	131,900	7,687
MasTec, Inc. (a)	239,100	7,603
		15,290
Electrical Equipment - 0.6%
Eaton Corp. PLC	75,000	4,749
Rockwell Automation, Inc.	105,000	10,209
		14,958
Industrial Conglomerates - 2.0%
General Electric Co.	2,105,100	48,712
Machinery - 0.7%
Fanuc Corp.	30,300	4,598
Harmonic Drive Systems, Inc.	267,700	5,161
Proto Labs, Inc. (a)(d)	100,000	7,104
		16,863
Professional Services - 1.1%
Acacia Research Corp.	507,108	11,141
Bureau Veritas SA	240,000	7,251
Michael Page International PLC	993,611	7,128
		25,520
Road & Rail - 0.9%
Kansas City Southern	209,700	22,107
Trading Companies & Distributors - 1.2%
Beacon Roofing Supply, Inc. (a)	143,000	5,195
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Rush Enterprises, Inc. Class A (a)	287,800	$ 7,204
United Rentals, Inc. (a)	318,400	17,439
		29,838
TOTAL INDUSTRIALS		302,931
INFORMATION TECHNOLOGY - 20.1%
Communications Equipment - 1.0%
Brocade Communications Systems, Inc. (a)	1,123,000	8,310
Juniper Networks, Inc. (a)	297,200	5,617
Nokia Corp. sponsored ADR (a)(d)	2,976,300	11,608
		25,535
Computers & Peripherals - 0.7%
3D Systems Corp. (a)(d)	171,150	8,797
Stratasys Ltd. (a)(d)	80,600	8,646
		17,443
Electronic Equipment & Components - 0.9%
Amphenol Corp. Class A	116,600	8,835
Measurement Specialties, Inc. (a)	259,400	12,280
		21,115
Internet Software & Services - 4.2%
Akamai Technologies, Inc. (a)	154,500	7,104
Cornerstone OnDemand, Inc. (a)	399,700	20,589
Demandware, Inc. (a)	216,300	9,102
Google, Inc. Class A (a)	72,000	60,977
Shutterstock, Inc. (d)	99,200	4,924
		102,696
IT Services - 7.2%
Alliance Data Systems Corp. (a)	32,700	6,399
Cognizant Technology Solutions Corp. Class A (a)	172,600	12,652
Fidelity National Information Services, Inc.	425,500	18,918
Fiserv, Inc. (a)	103,800	9,993
FleetCor Technologies, Inc. (a)	178,000	18,354
IBM Corp.	221,100	40,300
Paychex, Inc.	408,800	15,812
Total System Services, Inc.	484,300	13,401
Visa, Inc. Class A	225,000	39,245
		175,074
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.7%
GT Advanced Technologies, Inc. (a)(d)	1,603,600	$ 10,359
SunEdison, Inc. (a)	1,049,900	7,727
		18,086
Software - 5.4%
Aspen Technology, Inc. (a)	288,900	9,658
Callidus Software, Inc. (a)	701,300	5,393
Citrix Systems, Inc. (a)	119,400	8,450
Concur Technologies, Inc. (a)(d)	301,200	29,433
MICROS Systems, Inc. (a)	112,800	5,516
Microsoft Corp.	1,266,800	42,311
Nuance Communications, Inc. (a)	688,600	13,145
Red Hat, Inc. (a)	141,000	7,123
ServiceNow, Inc. (a)	257,600	12,076
Trion World Network, Inc. warrants 8/10/17 (a)(g)	28,652	0
		133,105
TOTAL INFORMATION TECHNOLOGY		493,054
MATERIALS - 2.3%
Chemicals - 2.0%
Airgas, Inc.	110,100	11,192
Eastman Chemical Co.	134,400	10,214
Monsanto Co.	152,200	14,899
Praxair, Inc.	114,600	13,454
		49,759
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.4%
tw telecom, Inc. (a)	327,200	9,364
Wireless Telecommunication Services - 0.9%
Vodafone Group PLC sponsored ADR	705,900	22,836
TOTAL TELECOMMUNICATION SERVICES		32,200
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.2%
Multi-Utilities - 0.2%
YTL Corp. Bhd	7,943,316	$ 3,746
YTL Power International Bhd warrants 6/11/18 (a)	448,401	57
		3,803
TOTAL COMMON STOCKS (Cost $1,742,789)		2,331,870
Convertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Glam Media, Inc. Series M-1, 8.00% (a)(g)	128,191	655
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Trion World Network, Inc.:
8.00% (a)(g)	76,875	139
Series C, 8.00% (a)(g)	910,747	1,648
Series C-1, 8.00% (a)(g)	71,630	130
		1,917
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,517)		2,572
Nonconvertible Bonds - 0.0%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Glam Media, Inc. 9% 12/2/13 (g) (Cost $281)	$ 281	281
Other - 0.3%
	Principal Amount (000s)	Value (000s)
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
EQTY ER Holdings, LLC 12% 1/28/18 (e)(f)(g)	$ 4,520	$ 4,520
	Shares
EQTY ER Holdings, LLC (e)(f)(g).	2,260,000	2,260
TOTAL OTHER (Cost $6,780)	6,780
Money Market Funds - 9.0%

Fidelity Cash Central Fund, 0.10% (b)	99,606,734	99,607
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	120,855,751	120,856
TOTAL MONEY MARKET FUNDS (Cost $220,463)		220,463
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $1,978,830)		2,561,966
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(111,841)
NET ASSETS - 100%		$ 2,450,125
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Investments represent a non-operating interest in oil and gas wells through an entity owned by the fund that is treated as a corporation for U.S. tax purposes.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $34,106,000 or 1.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
EQTY ER Holdings, LLC 12% 1/28/18	1/29/13	$ 4,520
EQTY ER Holdings, LLC	1/29/13	$ 2,260
Glam Media, Inc. Series M-1, 8.00%	3/19/08	$ 2,344
Glam Media, Inc. 9% 12/2/13	12/2/11	$ 281
Legend Pictures LLC	9/23/10 - 12/18/12	$ 1,103
Masan Consumer Corp. unit	4/3/13	$ 12,620
New Academy Holding Co. LLC unit	8/1/11	$ 6,956
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0
Trion World Network, Inc. 8.00%	3/20/13	$ 404
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 5,001
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$ 393
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 50
Fidelity Securities Lending Cash Central Fund	476
Total	$ 526
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
EQTY ER Holdings, LLC 12% 1/28/18	$ -	$ 4,520	$ -	$ -	$ 4,520
EQTY ER Holdings, LLC	-	2,260	-	-	2,260
Total	$ -	$ 6,780	$ -	$ -	$ 6,780
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 309,647	$ 289,915	$ 5,854	$ 13,878
Consumer Staples	136,756	112,479	13,027	11,250
Energy	146,625	146,625	-	-
Financials	516,910	516,910	-	-
Health Care	340,840	340,840	-	-
Industrials	302,931	293,172	9,759	-
Information Technology	494,971	493,054	-	1,917
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Materials	$ 49,759	$ 49,759	$ -	$ -
Telecommunication Services	32,200	32,200	-	-
Utilities	3,803	3,803	-	-
Corporate Bonds	281	-	-	281
Other:
Energy	6,780	-	-	6,780
Money Market Funds	220,463	220,463	-	-
Total Investments in Securities:	$ 2,561,966	$ 2,499,220	$ 28,640	$ 34,106
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 14,306
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(586)
Cost of Purchases	20,761
Proceeds of Sales	(375)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 34,106
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2013	$ (586)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At August 31, 2013, the cost of investment securities for income tax purposes was $1,983,506,000. Net unrealized appreciation aggregated $578,460,000, of which $619,678,000 related to appreciated investment securities and $41,218,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. Restricted equity securities and private placements for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 08/31/13 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Common Stocks	$ 24,473	Discounted cash flow	Discount rate	20.0%	Decrease
		Market comparable	EV/EBITDA multiple	8.0 - 17.3 / 11.9	Increase
Corporate Bonds	$ 281	Market comparable	Transaction price	$100.00	Increase
Other/Energy	$ 6,780	Market comparable	Transaction price	$1.00	Increase
Convertible Preferred Stocks	$ 2,572	Market comparable	Transaction price	$5.11	Increase
			EV/EBITDA multiple	8.0	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Growth Strategies Fund

August 31, 2013

1.805759.109

FEG-QTLY-1013

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 24.7%
Automobiles - 1.0%
Harley-Davidson, Inc.	306,100	$ 18,360
Distributors - 1.1%
LKQ Corp. (a)	669,900	19,588
Diversified Consumer Services - 0.7%
H&R Block, Inc.	431,300	12,038
Hotels, Restaurants & Leisure - 3.4%
Bally Technologies, Inc. (a)	97,569	7,038
Brinker International, Inc.	275,000	10,997
Jack in the Box, Inc. (a)	295,155	11,656
Penn National Gaming, Inc. (a)	173,600	9,130
Wyndham Worldwide Corp.	398,500	23,655
		62,476
Household Durables - 1.7%
Jarden Corp. (a)	354,800	15,239
Tupperware Brands Corp.	182,900	14,773
		30,012
Internet & Catalog Retail - 2.2%
Expedia, Inc.	225,000	10,521
Liberty Media Corp. Interactive Series A (a)	600,000	13,548
TripAdvisor, Inc. (a)	209,500	15,497
		39,566
Leisure Equipment & Products - 1.0%
Mattel, Inc.	444,700	18,010
Media - 1.8%
DIRECTV (a)	210,000	12,218
Omnicom Group, Inc.	326,000	19,772
		31,990
Multiline Retail - 1.3%
Dollar Tree, Inc. (a)	434,000	22,872
Specialty Retail - 5.2%
Bed Bath & Beyond, Inc. (a)	358,000	26,399
Foot Locker, Inc.	100,700	3,243
O'Reilly Automotive, Inc. (a)	200,000	24,542
PetSmart, Inc.	191,500	13,487
Ross Stores, Inc.	394,600	26,541
		94,212
Textiles, Apparel & Luxury Goods - 5.3%
Carter's, Inc.	175,100	12,894
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Coach, Inc.	300,000	$ 15,843
Hanesbrands, Inc.	284,100	16,898
PVH Corp.	120,600	15,527
Ralph Lauren Corp.	94,900	15,697
VF Corp.	106,600	19,957
		96,816
TOTAL CONSUMER DISCRETIONARY		445,940
CONSUMER STAPLES - 7.4%
Beverages - 1.0%
Brown-Forman Corp. Class B (non-vtg.)	250,000	16,748
Embotelladora Andina SA ADR	98,700	2,301
		19,049
Food & Staples Retailing - 1.5%
Kroger Co.	733,618	26,850
Food Products - 3.2%
Ingredion, Inc.	204,500	12,871
Mead Johnson Nutrition Co. Class A	305,800	22,944
The Hershey Co.	127,400	11,714
The J.M. Smucker Co.	92,300	9,797
		57,326
Personal Products - 0.4%
Herbalife Ltd.	112,600	6,870
Tobacco - 1.3%
Lorillard, Inc.	550,000	23,265
TOTAL CONSUMER STAPLES		133,360
ENERGY - 4.9%
Energy Equipment & Services - 3.2%
Cameron International Corp. (a)	330,300	18,758
Dril-Quip, Inc. (a)	120,300	12,272
Oceaneering International, Inc.	234,900	18,224
Oil States International, Inc. (a)	100,000	8,922
		58,176
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 1.7%
Cabot Oil & Gas Corp.	800,000	$ 31,301
TOTAL ENERGY		89,477
FINANCIALS - 9.1%
Capital Markets - 2.2%
Affiliated Managers Group, Inc. (a)	139,000	24,230
FXCM, Inc. Class A (d)	388,400	7,376
Oaktree Capital Group LLC Class A	150,000	7,770
		39,376
Diversified Financial Services - 2.5%
IntercontinentalExchange, Inc. (a)(d)	109,200	19,629
McGraw-Hill Companies, Inc.	270,800	15,807
MSCI, Inc. Class A (a)	277,578	10,412
		45,848
Insurance - 1.5%
Aon PLC	263,400	17,484
Axis Capital Holdings Ltd.	235,600	10,128
		27,612
Real Estate Investment Trusts - 1.1%
Extra Space Storage, Inc.	136,400	5,624
Rayonier, Inc.	275,000	15,191
		20,815
Real Estate Management & Development - 1.8%
Altisource Asset Management Corp. (a)	11,500	3,623
Altisource Portfolio Solutions SA	106,800	13,927
CBRE Group, Inc. (a)	650,000	14,216
		31,766
TOTAL FINANCIALS		165,417
HEALTH CARE - 15.1%
Biotechnology - 1.4%
ARIAD Pharmaceuticals, Inc. (a)	225,000	4,185
BioMarin Pharmaceutical, Inc. (a)	140,000	9,166
Medivation, Inc. (a)	100,000	5,653
United Therapeutics Corp. (a)	90,000	6,382
		25,386
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.0%
The Cooper Companies, Inc.	108,600	$ 14,184
Zimmer Holdings, Inc.	52,300	4,136
		18,320
Health Care Providers & Services - 7.5%
AmerisourceBergen Corp.	378,500	21,544
Catamaran Corp. (a)	98,800	5,410
CIGNA Corp.	130,600	10,277
Community Health Systems, Inc.	250,700	9,842
DaVita, Inc. (a)	115,133	12,378
HCA Holdings, Inc.	254,400	9,716
Henry Schein, Inc. (a)	129,000	13,035
Laboratory Corp. of America Holdings (a)	196,900	18,847
MEDNAX, Inc. (a)	150,600	14,664
Quest Diagnostics, Inc.	131,900	7,732
Universal Health Services, Inc. Class B	172,100	11,660
		135,105
Life Sciences Tools & Services - 1.5%
Agilent Technologies, Inc.	250,000	11,660
Mettler-Toledo International, Inc. (a)	75,000	16,517
		28,177
Pharmaceuticals - 3.7%
Actavis, Inc. (a)	169,200	22,872
Endo Health Solutions, Inc. (a)	316,100	12,989
Jazz Pharmaceuticals PLC (a)	143,300	12,566
Mylan, Inc. (a)	503,900	17,808
		66,235
TOTAL HEALTH CARE		273,223
INDUSTRIALS - 13.6%
Aerospace & Defense - 1.2%
TransDigm Group, Inc.	153,900	21,084
Commercial Services & Supplies - 1.3%
KAR Auction Services, Inc.	359,900	9,588
Stericycle, Inc. (a)	121,100	13,631
		23,219
Electrical Equipment - 3.5%
AMETEK, Inc.	541,500	23,241
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Hubbell, Inc. Class B	154,000	$ 15,609
Roper Industries, Inc.	197,400	24,418
		63,268
Machinery - 4.2%
Colfax Corp. (a)	198,900	10,361
IDEX Corp.	264,001	15,674
Ingersoll-Rand PLC	300,000	17,742
Pall Corp.	240,000	16,594
Wabtec Corp.	250,000	14,630
		75,001
Professional Services - 0.7%
Equifax, Inc.	226,500	13,384
Road & Rail - 1.0%
J.B. Hunt Transport Services, Inc.	250,000	18,000
Trading Companies & Distributors - 1.7%
Brenntag AG	75,000	11,399
W.W. Grainger, Inc.	80,000	19,788
		31,187
TOTAL INDUSTRIALS		245,143
INFORMATION TECHNOLOGY - 17.4%
Communications Equipment - 0.9%
F5 Networks, Inc. (a)	148,300	12,365
Harris Corp.	77,200	4,372
		16,737
Computers & Peripherals - 1.6%
NetApp, Inc.	407,100	16,911
SanDisk Corp.	205,000	11,312
		28,223
Electronic Equipment & Components - 1.0%
Amphenol Corp. Class A	231,400	17,533
Internet Software & Services - 1.7%
Akamai Technologies, Inc. (a)	320,000	14,714
VeriSign, Inc. (a)	337,800	16,211
		30,925
IT Services - 7.6%
Amdocs Ltd.	375,000	13,823
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Fidelity National Information Services, Inc.	259,400	$ 11,533
Fiserv, Inc. (a)	198,600	19,119
FleetCor Technologies, Inc. (a)	135,700	13,992
Genpact Ltd.	675,100	12,996
Global Payments, Inc.	275,000	13,104
Lender Processing Services, Inc.	455,801	14,540
NeuStar, Inc. Class A (a)	178,100	9,001
The Western Union Co.	852,400	14,943
Total System Services, Inc.	488,300	13,511
		136,562
Semiconductors & Semiconductor Equipment - 1.1%
Cree, Inc. (a)	145,600	8,079
Xilinx, Inc.	291,600	12,661
		20,740
Software - 3.5%
Adobe Systems, Inc. (a)	200,000	9,150
BMC Software, Inc. (a)	331,800	15,263
Check Point Software Technologies Ltd. (a)	225,000	12,616
MICROS Systems, Inc. (a)(d)	221,100	10,812
Synopsys, Inc. (a)	248,600	9,014
Workday, Inc. Class A	97,500	7,072
		63,927
TOTAL INFORMATION TECHNOLOGY		314,647
MATERIALS - 6.5%
Chemicals - 3.3%
Airgas, Inc.	61,800	6,282
Albemarle Corp.	79,500	4,958
Celanese Corp. Class A	215,900	10,631
Eastman Chemical Co.	150,700	11,453
FMC Corp.	202,700	13,502
W.R. Grace & Co. (a)	157,800	12,679
		59,505
Containers & Packaging - 2.3%
Ball Corp.	400,000	17,768
Rock-Tenn Co. Class A	117,200	13,022
Silgan Holdings, Inc.	219,700	10,365
		41,155
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.9%
International Paper Co.	369,100	$ 17,425
TOTAL MATERIALS		118,085
TOTAL COMMON STOCKS (Cost $1,522,277)		1,785,292
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 0.10% (b)	22,640,648	22,641
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	18,864,025	18,864
TOTAL MONEY MARKET FUNDS (Cost $41,505)		41,505
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $1,563,782)		1,826,797
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(17,720)
NET ASSETS - 100%		$ 1,809,077
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 25
Fidelity Securities Lending Cash Central Fund	47
Total	$ 72
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At August 31, 2013, the cost of investment securities for income tax purposes was $1,564,213,000. Net unrealized appreciation aggregated $262,584,000, of which $279,010,000 related to appreciated investment securities and $16,426,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Mt. Vernon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 30, 2013